Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		$ 521,007
Written-down of inventories		$ 13,206
Estimated useful life		5 years
Vesting Period Term	6 months
Measure the tax benefit		50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting Period Term		9 months 15 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Vesting Period Term		21 months 15 days